BASIS OF PRESENTATION	6 Months Ended
Sep. 30, 2021
BASIS OF PRESENTATION

NOTE 3. BASIS OF PRESENTATION

Statement of Compliance and Basis of Presentation

These condensed consolidated interim financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”), IAS 34 Interim Financial Reporting and interpretations of the International Financial Reporting Interpretations Committee. These condensed consolidated interim financial statements do not include all of the information required for full annual financial statements and should be read in conjunction with the audited consolidated financial statements of the Company for the year ended March 31, 2021.

These condensed consolidated interim financial statements have been prepared on an historical cost basis except for items disclosed herein at fair value (see Note 19, “Financial Instruments and Risk Management”). In addition, these condensed consolidated interim financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

The Company has only one reportable operating segment.

These condensed consolidated interim financial statements were approved and authorized for issuance by the Audit Committee and Board of Directors on November 18, 2021.

Consolidation

The condensed consolidated interim financial statements include the accounts of the Company and,

(a) SalvaRx Limited (“SalvaRx”), a wholly-owned subsidiary, incorporated on May 6, 2015 in the British Virgin Islands.

(b) iOx Therapeutics Ltd. (“iOx”), a United Kingdom based immune-oncology company, a 60.49% subsidiary, incorporated in the United Kingdom on February 10, 2015. In September 2021, the Company, through SalvaRx, exchanged certain notes, accrued interest, warrants and receivables in exchange for shares of iOx. As a result of this exchange, the Company, through SalvaRx, increased its ownership up from 60.49% to 78.32%.

(c) Saugatuck Therapeutics, Ltd. (“Saugatuck”), a 70% owned subsidiary incorporated in the British Virgin Islands.

(d) Portage Developmental Services, a 100% owned subsidiary incorporated in Delaware, which provides human resources, and other services to each operating subsidiary via a shared services agreement.

The following companies were disposed of on March 3, 2021 (see Note 8, “Disposition of PPL”):

●	Portage Pharmaceuticals Ltd. (“PPL”), a wholly-owned subsidiary acquired in a merger on July 23, 2013, incorporated in the British Virgin Islands.

●	EyGen Limited, (“EyGen”), a wholly-owned subsidiary of PPL, incorporated on September 20, 2016, in the British Virgin Islands.

●	Portage Glasgow Ltd. (“PGL”), a 65% subsidiary of PPL, incorporated in Glasgow, Scotland.

All inter-company balances and transactions have been eliminated in consolidation.

Non-controlling interest in the equity of a subsidiary is accounted for and reported as a component of stockholders’ equity. Non-controlling interests represent the 21.68% shareholder ownership interest in iOx and the 30% shareholder ownership interest in Saugatuck, which are consolidated by the Company. In years prior to March 31, 2021, non-controlling interest also included 35% in PGL. See Note 12, “Unsecured Notes Payable – iOx Unsecured Notes Payable” for a discussion of the Company’s settlement of loans with iOx.

Functional and Presentation Currency

The Company’s functional and presentation currency is the U.S. Dollar.

Use of Estimates and Judgments

The preparation of the condensed consolidated interim financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Significant areas where estimates are made include valuation of financial instruments, research and development costs, fair value used for acquisition and measurement of share-based compensation. Significant areas where critical judgments are applied include assessment of impairment of investments and goodwill and the determination of the accounting acquirer and acquiree in the business combination accounting.

Reclassifications

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.